UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.45%	$ 1,000.00	$ 1,005.70	$ 2.26
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.75	$ 2.28

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	58.3	58.8
1 - 1.99%	15.2	15.1
2 - 2.99%	12.1	18.4
3 - 3.99%	1.6	2.6
4 - 4.99%	7.0	0.9
5% and over	4.9	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2012
6 months ago
Years	4.3	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2012
6 months ago
Years	2.5	2.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Mortgage Securities 5.3%		Mortgage Securities 2.7%
	CMOs and Other Mortgage Related Securities 16.4%		CMOs and Other Mortgage Related Securities 10.7%
	U.S. Treasury Obligations 63.3%		U.S. Treasury Obligations 63.6%
	U.S. Government Agency Obligations† 13.5%		U.S. Government Agency Obligations† 22.4%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	0.0%	** Foreign investments	0.1%
* Futures and Swaps	7.0%	** Futures and Swaps	9.7%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 76.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 9.0%
Fannie Mae:
0.5% 5/27/15	$ 828,000	$ 826,581
0.5% 7/2/15	26,422,000	26,358,402
Federal Home Loan Bank:
0.375% 11/27/13	1,330,000	1,331,499
0.875% 12/27/13	350,000	353,105
1% 6/21/17	1,410,000	1,413,102
Freddie Mac:
0.375% 11/27/13	4,229,000	4,233,149
0.625% 12/29/14	1,104,000	1,107,737
1% 7/30/14	3,139,000	3,179,597
1% 8/27/14	1,889,000	1,915,614
1.25% 5/12/17	4,633,000	4,696,101
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		45,414,887
U.S. Treasury Obligations - 63.3%
U.S. Treasury Notes:
0.125% 8/31/13	13,400,000	13,382,727
0.125% 12/31/13	2,374,000	2,368,901
0.25% 1/31/14	8,500,000	8,498,674
0.25% 2/28/14	17,000,000	16,996,022
0.25% 3/31/14	2,411,000	2,410,248
0.25% 4/30/14	5,000,000	4,998,635
0.25% 5/31/14	19,253,000	19,246,993
0.25% 9/15/14	11,410,000	11,398,407
0.25% 1/15/15	32,000,000	31,937,498
0.25% 2/15/15	11,357,000	11,329,493
0.25% 5/15/15	12,000,000	11,965,308
0.375% 11/15/14	10,000,000	10,014,840
0.375% 3/15/15	117,000	117,101
0.5% 8/15/14 (b)	8,193,000	8,230,122
0.5% 10/15/14	4,564,000	4,585,035
0.625% 7/15/14	18,355,000	18,482,622
0.75% 6/15/14	4,786,000	4,830,869
0.875% 11/30/16	10,834,000	10,971,960
0.875% 4/30/17	22,869,000	23,120,925
1% 9/30/16	19,685,000	20,043,326
1.25% 10/31/15	5,500,000	5,649,963
1.375% 11/30/15	11,293,000	11,650,322
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15	$ 8,900,000	$ 9,303,277
2.125% 11/30/14	5,648,000	5,899,952
2.125% 5/31/15	3,621,000	3,809,122
2.375% 8/31/14	11,687,000	12,227,524
2.375% 9/30/14	11,425,000	11,977,502
2.375% 10/31/14	7,948,000	8,340,433
2.625% 7/31/14	1,487,000	1,561,466
4.25% 8/15/15	11,374,000	12,763,766
TOTAL U.S. TREASURY OBLIGATIONS		318,113,033
Other Government Related - 4.5%
Bank of America Corp. 3.125% 6/15/12 (FDIC Guaranteed) (a)	161,000	161,128
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (a)	1,702,000	1,724,839
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	162,000	162,134
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (c)	914,471	917,791
Series 2010-R2 Class 1A, 0.6113% 11/6/17 (NCUA Guaranteed) (c)	5,666,543	5,668,299
Series 2011-C1 Class 1A, 0.5688% 2/28/20 (NCUA Guaranteed) (c)	1,381,000	1,381,000
Series 2011-R1 Class 1A, 0.6913% 1/8/20 (NCUA Guaranteed) (c)	1,447,319	1,450,824
Series 2011-R4 Class 1A, 0.6213% 3/6/20 (NCUA Guaranteed) (c)	817,199	817,742
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	651,443
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,639,410
TOTAL OTHER GOVERNMENT RELATED		22,574,610
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $382,189,192)		386,102,530
U.S. Government Agency - Mortgage Securities - 5.3%
	Principal Amount	Value
Fannie Mae - 0.8%
2.091% 4/1/33 (c)	$ 186,418	$ 195,379
2.115% 10/1/35 (c)	16,361	17,035
2.15% 3/1/35 (c)	16,552	17,469
2.223% 11/1/33 (c)	40,262	42,606
2.235% 2/1/33 (c)	17,937	18,831
2.239% 10/1/33 (c)	17,505	18,393
2.242% 12/1/34 (c)	16,804	17,623
2.257% 7/1/35 (c)	8,204	8,642
2.301% 7/1/34 (c)	10,237	10,855
2.303% 6/1/36 (c)	10,489	11,235
2.303% 7/1/36 (c)	64,062	67,179
2.332% 3/1/35 (c)	9,670	10,190
2.384% 2/1/36 (c)	31,350	33,228
2.388% 1/1/35 (c)	74,862	79,663
2.393% 9/1/36 (c)	36,159	38,746
2.424% 10/1/33 (c)	16,522	17,466
2.425% 3/1/35 (c)	2,402	2,488
2.427% 12/1/32 (c)	64,761	68,418
2.526% 3/1/33 (c)	36,574	38,582
2.564% 11/1/36 (c)	91,241	97,770
2.616% 6/1/47 (c)	41,714	44,699
2.63% 2/1/37 (c)	153,504	164,327
2.647% 5/1/36 (c)	19,341	20,725
2.678% 7/1/35 (c)	19,854	21,228
2.939% 8/1/35 (c)	211,883	226,763
3% 4/1/36 (c)	120,514	129,138
4.267% 12/1/32 (c)	693,512	732,079
5.5% 10/1/20 to 4/1/21	1,283,718	1,393,816
5.954% 3/1/37 (c)	20,896	22,496
6% 6/1/16 to 10/1/16	21,950	23,300
6.5% 6/1/15 to 5/1/27	146,923	162,648
7% 6/1/12 to 11/1/14	19,765	20,642
9% 5/1/15 to 2/1/20	48,690	53,654
9.5% 11/1/21	213	230
10.5% 8/1/20	10,091	11,878
11.5% 7/15/19	16,959	19,058
12% 4/1/15	5,919	6,503
12.5% 3/1/16	457	493
		3,865,475
Freddie Mac - 1.3%
2.119% 3/1/35 (c)	37,741	39,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.13% 5/1/37 (c)	$ 23,342	$ 24,715
2.2% 3/1/37 (c)	10,632	11,194
2.252% 6/1/33 (c)	87,708	91,607
2.296% 11/1/35 (c)	72,073	75,954
2.312% 2/1/37 (c)	16,998	17,862
2.35% 7/1/35 (c)	98,752	105,245
2.375% 7/1/35 (c)	348,377	364,705
2.448% 5/1/37 (c)	17,852	18,639
2.471% 4/1/34 (c)	362,359	382,854
2.526% 2/1/36 (c)	6,406	6,749
2.567% 10/1/35 (c)	89,592	95,386
2.587% 10/1/36 (c)	102,866	109,500
2.592% 5/1/37 (c)	289,625	310,351
2.605% 5/1/37 (c)	157,764	168,830
2.638% 4/1/37 (c)	30,648	32,829
2.639% 6/1/37 (c)	70,265	75,294
2.795% 7/1/36 (c)	35,661	38,213
2.798% 7/1/35 (c)	86,183	92,149
2.97% 4/1/37 (c)	1,662	1,781
3.135% 3/1/33 (c)	3,040	3,234
3.342% 10/1/35 (c)	14,446	15,479
5% 9/1/35	5,012	5,401
5.5% 11/1/18 to 7/1/35	4,132,600	4,498,069
5.847% 6/1/37 (c)	8,843	9,251
5.919% 8/1/37 (c)	35,336	36,838
6.5% 12/1/21	133,477	147,222
7.5% 11/1/12	6,028	6,094
9% 10/1/16 to 12/1/18	12,722	13,895
9.5% 2/1/17 to 12/1/22	23,179	25,297
10% 6/1/18 to 6/1/20	4,441	5,252
10.5% 9/1/20	78	88
11.5% 10/1/15	1,553	1,659
12% 10/1/13 to 11/1/19	3,797	4,028
12.25% 11/1/14	2,400	2,503
12.5% 1/1/13 to 6/1/19	11,191	12,125
		6,849,346
Ginnie Mae - 3.2%
4% 9/15/25	185,502	200,270
4.55% 5/1/62 (e)	3,775,000	4,245,843
4.604% 3/20/62 (e)	1,104,131	1,244,267
4.626% 3/20/62 (e)	831,362	936,553
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.65% 3/20/62 (e)	$ 1,007,526	$ 1,136,659
4.684% 1/20/62 (e)	2,495,488	2,810,753
4.804% 3/20/61 (e)	1,350,905	1,509,434
4.834% 3/20/61 (e)	2,364,605	2,648,310
5.612% 4/20/58 (e)	1,007,326	1,073,755
8% 12/15/23	94,325	108,977
8.5% 1/15/17 to 3/15/17	18,917	20,592
10.5% 1/15/16 to 1/15/18	15,729	17,176
11% 10/20/13	370	383
		15,952,972
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,189,396)		26,667,793
Collateralized Mortgage Obligations - 14.3%

U.S. Government Agency - 14.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.5% 4/25/24 (c)	600,973	620,191
Series 2001-38 Class QF, 1.2188% 8/25/31 (c)	141,289	143,237
Series 2002-49 Class FB, 0.8398% 11/18/31 (c)	172,763	173,157
Series 2002-60 Class FV, 1.2388% 4/25/32 (c)	38,096	38,669
Series 2002-74 Class FV, 0.6888% 11/25/32 (c)	937,971	941,558
Series 2002-75 Class FA, 1.2388% 11/25/32 (c)	78,040	79,214
Series 2008-76 Class EF, 0.7388% 9/25/23 (c)	353,938	354,907
Series 2010-15 Class FJ, 1.1688% 6/25/36 (c)	2,439,865	2,473,189
Series 2010-86 Class FE, 0.6888% 8/25/25 (c)	435,007	436,565
Series 2011-104 Class FK, 0.6088% 3/25/39 (c)	1,571,889	1,571,432
Series 2011-63 Class FL, 0.6388% 7/25/41 (c)	2,611,413	2,617,674
planned amortization:
Series 2003-74 Class PG, 4.5% 8/25/18	310,746	332,857
Series 2003-92 Class PD, 4.5% 3/25/17	1,813,835	1,826,707
Series 2005-19 Class PA, 5.5% 7/25/34	712,475	791,129
Series 2005-64 Class PX, 5.5% 6/25/35	704,124	788,004
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	185,274	199,006
Series 2002-9 Class PC, 6% 3/25/17	271,535	291,805
Series 2005-52 Class PB, 6.5% 12/25/34	123,538	131,273
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	42,350	45,298
Series 2002-57 Class BD, 5.5% 9/25/17	43,956	47,402
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2004-95 Class AN, 5.5% 1/25/25	$ 162,753	$ 171,409
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	739,852
Series 2009-14 Class EB, 4.5% 3/25/24	690,000	752,114
Series 2009-82 Class FD, 1.0888% 10/25/39 (c)	1,066,807	1,081,837
Series 2010-109 Class IM, 5.5% 9/25/40 (d)	1,675,349	260,965
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	973,802	136,651
Series 2010-39 Class FG, 1.1588% 3/25/36 (c)	1,311,958	1,333,804
Series 2011-67 Class AI, 4% 7/25/26 (d)	405,092	42,230
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5888% 5/15/38 (c)	2,591,008	2,587,971
Freddie Mac:
floater:
Series 240 Class F30, 0.5388% 7/15/36 (c)	2,030,497	2,026,407
Series 2448 Class FT, 1.2388% 3/15/32 (c)	191,083	193,909
Series 2526 Class FC, 0.6388% 11/15/32 (c)	146,120	146,358
Series 2530 Class FE, 0.8388% 2/15/32 (c)	99,921	100,628
Series 2630 Class FL, 0.7388% 6/15/18 (c)	13,775	13,868
Series 2711 Class FC, 1.1388% 2/15/33 (c)	770,000	782,342
Series 3419 Class FD, 1.0088% 2/15/38 (c)	982,288	994,692
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	43,876	46,712
Series 2363 Class PF, 6% 9/15/16	56,743	60,050
Series 2376 Class JE, 5.5% 11/15/16	47,734	51,072
Series 2381 Class OG, 5.5% 11/15/16	29,617	31,581
Series 2425 Class JH, 6% 3/15/17	59,450	64,149
Series 2684 Class FP, 0.7388% 1/15/33 (c)	1,388,068	1,392,059
Series 2695 Class DG, 4% 10/15/18	805,000	856,184
sequential payer:
Series 2145 Class MZ, 6.5% 4/15/29	825,683	939,433
Series 1929 Class EZ, 7.5% 2/17/27	550,877	615,203
Series 2357 Class ZB, 6.5% 9/15/31	438,365	491,993
Series 2570 Class CU, 4.5% 7/15/17	3,685	3,682
Series 2582 Class CG, 4% 11/15/17	1,001,151	1,021,651
Series 3013 Class VJ, 5% 1/15/14	304,309	313,380
Series 3578, Class B, 4.5% 9/15/24	700,000	767,289
Series 3659 Class EJ 3% 6/15/18	727,576	751,076
Series 3675 Class CA, 3% 4/15/20	5,579,571	5,781,494
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (c)	490,000	528,896
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-73 Class FA, 1.0998% 8/20/38 (c)	$ 650,247	$ 659,644
Series 2008-83 Class FB, 1.1398% 9/20/38 (c)	635,328	644,805
Series 2010-H17 Class FA, 0.5698% 7/20/60 (c)(e)	1,411,721	1,391,921
Series 2010-H18 Class AF, 0.5428% 9/20/60 (c)(e)	1,487,743	1,466,355
Series 2010-H19 Class FG, 0.5398% 8/20/60 (c)(e)	1,862,473	1,836,193
Series 2010-H27 Series FA, 0.6198% 12/20/60 (c)(e)	508,665	503,391
Series 2011-H03 Class FA, 0.7398% 1/20/61 (c)(e)	1,509,380	1,503,907
Series 2011-H05 Class FA, 0.7398% 12/20/60 (c)(e)	946,079	942,696
Series 2011-H07 Class FA, 0.7413% 2/20/61 (c)(e)	1,485,519	1,480,183
Series 2011-H12 Class FA, 0.7313% 2/20/61 (c)(e)	1,943,384	1,935,409
Series 2011-H13 Class FA, 0.7398% 4/20/61 (c)(e)	816,058	813,203
Series 2011-H14:
Class FB, 0.7398% 5/20/61 (c)(e)	885,290	881,805
Class FC, 0.7398% 5/20/61 (c)(e)	892,813	889,492
Series 2011-H17 Class FA, 0.7698% 6/20/61 (c)(e)	1,140,906	1,138,692
Series 2011-H21 Class FA, 0.8398% 10/20/61 (c)(e)	1,216,609	1,218,496
Series 2012-H01 Class FA, 0.9398% 11/20/61 (c)(e)	991,164	997,996
Series 2012-H03 Class FA, 0.9428% 1/20/62 (c)(e)	654,125	658,732
Series 2012-H06 Class FA, 0.8698% 1/20/62 (c)(e)	992,072	995,204
Series 2012-H07 Class FA, 0.8698% 3/20/62 (c)(e)	577,441	577,802
Series 1999-18 Class Z, 6.25% 5/16/29	1,242,117	1,429,243
Series 2010-H13 Class JA, 5.46% 10/20/59 (e)	4,619,306	5,107,114
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,961,486	2,233,265
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class XP, 5.302% 7/20/60 (e)	$ 2,648,592	$ 2,997,833
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	430,884	442,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,589,437)		71,730,445
Commercial Mortgage Securities - 2.1%

Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	490,000	498,423
sequential payer Series K705 Class A1, 1.626% 7/25/18	4,939,304	5,015,592
Series K706 Class A1, 1.691% 6/25/18	1,979,788	2,013,288
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	2,010,000	2,063,804
Series K501 Class A2, 1.655% 11/25/16	930,000	946,634
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,474,569)		10,537,741
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,001,000)	$ 4,001,020	4,001,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $494,443,594)		499,039,509
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,578,614
NET ASSETS - 100%		$ 502,618,123
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
160 CBOT 2-Year U.S. Treasury Bond Contracts	Sept. 2012	$ 35,265,000	$ 29,693
The face value of futures purchased as a percentage of net assets is 7%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $2,048,101 or 0.4% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $70,317.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,001,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 1,992,788
Credit Suisse Securities (USA) LLC	1,147,550
Mizuho Securities USA, Inc.	860,662
$ 4,001,000
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 386,102,530	$ -	$ 386,102,530	$ -
U.S. Government Agency - Mortgage Securities	26,667,793	-	26,667,793	-
Collateralized Mortgage Obligations	71,730,445	-	71,730,445	-
Commercial Mortgage Securities	10,537,741	-	10,537,741	-
Cash Equivalents	4,001,000	-	4,001,000	-
Total Investments in Securities:	$ 499,039,509	$ -	$ 499,039,509	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 29,693	$ 29,693	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 29,693	$ -
Total Value of Derivatives	$ 29,693	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,001,000) - See accompanying schedule: Unaffiliated issuers (cost $494,443,594)		$ 499,039,509
Cash		770
Receivable for investments sold		16,325,810
Receivable for fund shares sold		502,335
Interest receivable		962,013
Receivable for daily variation margin on futures contracts		7,501
Total assets		516,837,938

Liabilities
Payable for investments purchased	$ 13,281,604
Payable for fund shares redeemed	743,148
Distributions payable	5,884
Accrued management fee	188,874
Other affiliated payables	305
Total liabilities		14,219,815

Net Assets		$ 502,618,123
Net Assets consist of:
Paid in capital		$ 496,142,262
Undistributed net investment income		64,585
Accumulated undistributed net realized gain (loss) on investments		1,785,668
Net unrealized appreciation (depreciation) on investments		4,625,608
Net Assets, for 49,596,350 shares outstanding		$ 502,618,123
Net Asset Value, offering price and redemption price per share ($502,618,123 ÷ 49,596,350 shares)		$ 10.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Interest		$ 2,359,032

Expenses
Management fee	$ 1,137,380
Independent trustees' compensation	895
Miscellaneous	748
Total expenses before reductions	1,139,023
Expense reductions	(73)	1,138,950
Net investment income (loss)		1,220,082
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,884,193
Futures contracts	33,805
Total net realized gain (loss)		1,917,998
Change in net unrealized appreciation (depreciation) on: Investment securities	65,299
Futures contracts	1,121
Total change in net unrealized appreciation (depreciation)		66,420
Net gain (loss)		1,984,418
Net increase (decrease) in net assets resulting from operations		$ 3,204,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,220,082	$ 4,288,447
Net realized gain (loss)	1,917,998	8,959,386
Change in net unrealized appreciation (depreciation)	66,420	(4,434,896)
Net increase (decrease) in net assets resulting from operations	3,204,500	8,812,937
Distributions to shareholders from net investment income	(1,225,796)	(4,192,583)
Distributions to shareholders from net realized gain	(7,924,811)	(7,627,821)
Total distributions	(9,150,607)	(11,820,404)
Share transactions Proceeds from sales of shares	130,181,180	153,879,013
Reinvestment of distributions	8,881,283	11,447,931
Cost of shares redeemed	(102,883,819)	(201,782,536)
Net increase (decrease) in net assets resulting from share transactions	36,178,644	(36,455,592)
Total increase (decrease) in net assets	30,232,537	(39,463,059)

Net Assets
Beginning of period	472,385,586	511,848,645
End of period (including undistributed net investment income of $64,585 and undistributed net investment income of $70,299, respectively)	$ 502,618,123	$ 472,385,586
Other Information Shares
Sold	12,869,918	15,093,735
Issued in reinvestment of distributions	879,201	1,132,407
Redeemed	(10,166,182)	(19,844,490)
Net increase (decrease)	3,582,937	(3,618,348)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.31	$ 10.31	$ 10.04	$ 9.73	$ 9.55
Income from Investment Operations
Net investment income (loss) D	.024	.092	.135	.199	.316	.411
Net realized and unrealized gain (loss)	.034	.115	.136	.274	.326	.196
Total from investment operations	.058	.207	.271	.473	.642	.607
Distributions from net investment income	(.025)	(.090)	(.131)	(.203)	(.332)	(.427)
Distributions from net realized gain	(.173)	(.157)	(.140)	-	-	-
Total distributions	(.198)	(.247)	(.271)	(.203)	(.332)	(.427)
Net asset value, end of period	$ 10.13	$ 10.27	$ 10.31	$ 10.31	$ 10.04	$ 9.73
Total Return B, C	.57%	2.06%	2.70%	4.76%	6.72%	6.54%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.44%
Net investment income (loss)	.48% A	.90%	1.33%	1.96%	3.22%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,618	$ 472,386	$ 511,849	$ 538,834	$ 612,529	$ 366,581
Portfolio turnover rate	167% A	315%	221%	347%	238%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012 for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,862,506
Gross unrealized depreciation	(235,486)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,627,020

Tax cost	$ 494,412,489

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $33,805 and a change in net unrealized appreciation (depreciation) of $1,121 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $350,266, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $748 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $13,122.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $73.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ISIG-USAN-0712
1.786814.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 20, 2012